Property and Equipment - Components of Property and Equipment (Detail) - USD ($) $ in Thousands	Mar. 28, 2020	Mar. 30, 2019
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 57,156	$ 59,392
Accumulated depreciation and impairment charges	(30,543)	(29,665)
Property and equipment, Net	26,613	29,727
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	34,626	33,745
Accumulated depreciation and impairment charges	(4,200)	(5,800)
Furniture Fixtures And Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	13,327	13,269
Software and Electronic Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, Gross	$ 9,203	$ 12,378